SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Mar. 08, 2024	Sep. 17, 2023
Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued		73,568
Non-Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued		73,568
Subsequent Event [Member] | Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued	1,601,258
Subsequent Event [Member] | Non-Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued	2,704,554
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	1,600,000
Warrants issued	1,600,000
Exercise price	$ 1.64
Warrants description	Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s initial public offering) (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).
Exercise price, reduced	$ 3.0625